Income Taxes - Schedule of reconciliation between effective income tax rate and PRC statutory income tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Taxes
Loss/(income) before income taxes computed at PRC statutory income tax rate	¥ 30,503	$ 4,363
Amount (in RMB)
PRC statutory income tax rate	(7,625)	(1,090)
Effect of preferential income tax rates	981	140
Research and development tax credits	4,706	673
Change of valuation allowance	4,846	693
Income tax expense	¥ 1,425	$ 204	¥ 837	¥ 1,441
Tax Jurisdiction of Domicile [Extensible Enumeration]	CN	CN	CN	CN
Percentage (in %)
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
R&D expenses super-deduction			(4.40%)	3.60%
Non-deductible expenses and non-taxable income incurred			0.60%	(48.50%)
Difference in EIT rates of certain subsidiaries			2.10%	0.70%
Effect of preferential income tax rates	(3.20%)	(3.20%)	(5.60%)	(6.30%)
Research and development tax credits	(15.40%)	(15.40%)
Change of valuation allowance	(15.90%)	(15.90%)	(18.70%)	24.10%
Income tax expense	(4.70%)	(4.70%)	(1.00%)	(1.40%)
Hong Kong
Amount (in RMB)
Statutory tax rate difference between foreign country and PRC	¥ (1,243)	$ (178)
Percentage (in %)
PRC statutory income tax rate	16.50%	16.50%
Statutory tax rate difference between foreign country and PRC	4.10%	4.10%
Cayman
Amount (in RMB)
Statutory tax rate difference between foreign country and PRC	¥ 1,376	$ 197
Percentage (in %)
Statutory tax rate difference between foreign country and PRC	(4.50%)	(4.50%)
Other foreign jurisdictions
Amount (in RMB)
Others	¥ 50	$ 7
Percentage (in %)
Others	(0.20%)	(0.20%)
CN
Amount (in RMB)
Others	¥ (1,666)	$ (239)
Percentage (in %)
Others	5.50%	5.50%